CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES:
Sales of licenses	$ 5,960	$ 5,154	$ 6,553
Services	14,249	13,759	13,333
Revenues, Total	20,209	18,913	19,886
COST OF REVENUES
Cost of sales of licenses	853	398	443
Cost of services	6,999	6,078	5,724
Cost of Revenue, Total	7,852	6,476	6,167
GROSS PROFIT	12,357	12,437	13,719
RESEARCH AND DEVELOPMENT EXPENSES	4,643	4,673	4,057
SELLING AND MARKETING EXPENSES	1,524	1,995	2,119
GENERAL AND ADMINISTRATIVE EXPENSES	1,818	1,834	1,555
IMPAIRMENT OF GOODWILL	0	0	586
IMPAIRMENT OF INTANGIBLE ASSETS	0	0	407
OPERATING INCOME	4,372	3,935	4,995
FINANCIAL INCOME - net	298	171	49
INCOME BEFORE TAXES ON INCOME	4,670	4,106	5,044
INCOME TAX EXPENSE (BENEFIT)	392	(185)	188
NET INCOME FOR THE YEAR	$ 4,278	$ 4,291	$ 4,856
EARNINGS PER ORDINARY SHARE -
Basic and diluted (in dollars per share)	$ 0.23	$ 0.23	$ 0.26
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES USED IN COMPUTATION OF EARNINGS PER ORDINARY SHARE - IN THOUSANDS
Basic (in shares)	18,767	18,679	18,467
Diluted (in shares)	18,846	18,803	18,613